Commitments	12 Months Ended
Dec. 31, 2018
Commitments [abstract]
Commitments
40	Commitments

(a)	Capital commitments

Capital commitments mainly relate to the construction of new power projects, certain ancillary facilities and renovation projects for existing power plants. Details of such commitments are as follows:

	As at 31 December
	2018	2017

Contracted but not provided	16,790,739	16,985,439

(b)	Operating lease commitments

The Company and its subsidiaries have various operating lease arrangements for land and buildings. Some of the leases contain renewal options and most of the leases contain escalation clauses. Lease terms do not contain restrictions on the Company and its subsidiaries’ activities concerning dividends, additional debts or further leasing.

Total future minimum lease payments under non-cancelable operating leases are as follows:

	As at 31 December
	2018	2017

Land and buildings
- not later than 1 year	194,333	196,870
- later than 1 year and not later than 2 years	99,149	118,272
- later than 2 years and not later than 5 years	191,853	143,628
- later than 5 years	1,161,916	1,028,014

Total	1,647,251	1,486,784

In addition, in accordance with a 30-year operating lease agreement signed by Huaneng Dezhou Power Plant (“Dezhou Power Plant”) and Shandong Land Bureau for the land occupied by Dezhou Power Plant Phases I and II in June 1994, annual rental amounted to approximately RMB30 million effective from June 1994 and is subject to revision at the end of the fifth year from the contract date. Thereafter, the annual rental is subject to revision once every three years. The increment for each rental revision is restricted to no more than 30% of the previous annual rental amount. For the years ended 31 December 2018 and 2017, the annual rentals was approximately RMB34 million.

(c)	Fuel purchase commitments

The Company and its subsidiaries have entered into various long-term fuel supply agreements with various suppliers in securing fuel supply for various periods. All the agreements require minimum, maximum or forecasted volume purchases and subject to certain termination provisions. Related purchase commitments are as follows:

As at 31 December 2018
	Periods	Purchase quantities	Estimated unit costs (RMB)

A government-related enterprise	2019-2039	2.8 million m3/day*	2.31 / m3
A government-related enterprise	2019-2023	991 million m3/year*	2.50 / m3
	2019-2023	541 million m3/year*	2.32 / m3
	2019-2023	450 million m3/year*	2.50 / m3
A government-related enterprise	2019-2026	200 million m3/year*	2.45 / m3
Other suppliers	2019	238 BBtu**/day	approximately 76,000/BBtu
	2020-2021	241.5-242 BBtu**/day	approximately 76,000/BBtu
	2022	242.5 BBtu**/day	approximately 76,000/BBtu
	2023	81.5-247.5 BBtu**/day	approximately 82,000/BBtu
	2024-2028	42.4-81.5 BBtu**/day	approximately 89,000/BBtu
	2029	42.4 BBtu**/day	approximately 81,000/Bbtu

As at 31 December 2017
	Periods	Purchase quantities	Estimated unit costs (RMB)

A government-related enterprise	2018-2039	2.8 million m3/day*	2.21/ m3
A government-related enterprise	2018-2023	541 million m3/year*	2.06/ m3
	2018-2023	450 million m3/year*	2.06/ m3
	2018-2023	541 million m3/year*	2.10/ m3
	2018-2023	450 million m3/year*	2.27/ m3
A government-related enterprise	2018-2026	200 million m3/year*	2.38/ m3
Other suppliers	2018-2019	243 BBtu**/day	approximately 67,000/BBtu
	2020-2021	242 BBtu**/day	approximately 67,000/BBtu
	2022	248 BBtu**/day	approximately 67,000/BBtu
	2023	247.5~256.6BBtu**/day	approximately 67,000/BBtu
	2024-2028	49.9-81.5BBtu**/day	approximately 69,000/Bbtu

*	The quantities represent maximum volume, others represent minimum or forecasted volume if not specified.

**	BBtu: Billion British Thermal Unit.